DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company is exposed to interest-rate risk primarily from the effect of interest rate changes on its interest-earning assets and its sources of funding these assets. The Company will periodically enter into interest rate swaps or interest rate caps/floors to manage certain interest rate risk exposure.

Interest Rate Swaps Designated as Fair Value Hedges:

The Company periodically enters into interest rate swaps to hedge the fair value of certain commercial real estate loans. These transactions are designated as fair value hedges. In this type of transaction, the Company typically receives from the counterparty a variable-rate cash flow based on the one-month London Interbank Offered Rate (“LIBOR”) plus a spread to this index and pays a fixed-rate cash flow equal to the customer loan rate. At June 30, 2016, the portfolio of interest rate swaps had a weighted average maturity of 8.0 years, a weighted average pay rate of 3.79% and a weighted average rate received of 2.92%. At December 31, 2015, the portfolio of interest rate swaps had a weighted average maturity of 10.0 years, a weighted average pay rate of 4.45% and a weighted average rate received of 2.37%.

Stand-Alone Derivatives:

In 2009, the Company purchased an interest rate cap derivative to assist with interest rate risk management. This derivative is not designated as a hedging instrument but rather as a stand-alone derivative. At June 30, 2016, the interest rate cap had a term of 3.4 years and a cap rate of 4.50%. At December 31, 2015, the interest rate cap had a term of 3.9 years and a cap rate of 4.50%.

Reconciliation of Derivative Fair Values and Gains/(Losses):

The notional amount of a derivative contract is a factor in determining periodic interest payments or cash flows received or paid. The notional amount of derivatives serves as a level of involvement in various types of derivatives. The notional amount does not represent the Company’s overall exposure to credit or market risk, generally, the exposure is significantly smaller.

The following table shows the notional balances and fair values (including net accrued interest) of the derivatives outstanding by derivative type at June 30, 2016 and December 31, 2015:

	June 30, 2016			December 31, 2015
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives designated as hedging instruments:
Interest rate swaps	$20,872	$—	$1,098	$12,284	$—	$246

Total derivatives designated as hedging relationships	20,872	—	1,098	12,284	—	246

Derivatives not designated as hedging instruments:
Interest rate caps/floors	3,003	—	—	3,140	2	—

Total derivatives not designated as hedging instruments	3,003	—	—	3,140	2	—

Total	$23,875	—	1,098	$15,424	2	246

Cash collateral		—	(1,160)		—	(270)
Netting adjustments		62	62		24	24

Net amount presented in Balance Sheet		$62	$—		$26	$—

For the three-month and six-month periods ended June 30, 2016 and 2015, the Company recorded net losses on derivatives and hedging activities:

	Three months ended		Six months ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Derivatives designated as hedging instruments:
Interest rate swaps	$—	$—	$—	$—

Total net gain (loss) related to fair value hedge ineffectiveness	—	—	—	—

Derivatives not designated as hedging instruments:
Economic hedges:
Interest rate caps/floors	(1)	(1)	(2)	(6)

Total net gains (losses) related to derivatives not designated as hedging instruments	(1)	(1)	(2)	(6)

Net gains (losses) on derivatives and hedging activities	$(1)	$(1)	$(2)	$(6)

The following table shows the recorded net gains (losses) on derivatives and the related hedged items in fair value hedging relationships and the impact of those derivatives on the Company’s net interest income for the three-month periods ended June 30, 2016 and 2015.

	June 30, 2016
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(325)	$325	$—	$(47)

Total	$(325)	$325	$—	$(47)

	June 30, 2015
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(15)	$15	$—	$(10)

Total	$(15)	$15	$—	$(10)

The following table shows the recorded net gains (losses) on derivatives and the related hedged items in fair value hedging relationships and the impact of those derivatives on the Company’s net interest income for the six-month periods ended June 30, 2016 and 2015.

	June 30, 2016
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(850)	$850	$—	$(86)

Total	$(850)	$850	$—	$(86)

	June 30, 2015
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(15)	$15	$—	$(10)

Total	$(15)	$15	$—	$(10)

NOTE 9 – DERIVATIVE FINANCIAL INSTRUMENTS

Interest Rate Swaps Designated as Fair Value Hedges:

The Company periodically enters into interest rate swaps to hedge the fair value of certain commercial real estate loans. These transactions are designated as fair value hedges. In this type of transaction, the Company typically receives from the counterparty a variable-rate cash flow based on the one-month London Interbank Offered Rate (LIBOR) plus a spread to this index and pays a fixed-rate cash flow equal to the customer loan rate. At December 31, 2015, the portfolio of interest rate swaps had a weighted average maturity of 10.0 years, a weighted average pay rate of 4.45% and a weighted average rate received of 2.37%. No interest rate swaps were outstanding at December 31, 2014.

Stand-Alone Derivatives:

In 2009, the Company purchased an interest rate cap derivative to assist with interest rate risk management. This derivative is not designated as a hedging instrument but rather as a stand-alone derivative. At December 31, 2015, the interest rate cap had a term of 3.9 years and a cap rate of 4.50%. At December 31, 2014, the interest rate cap had a term of 4.9 years and a cap rate of 4.50%

Reconciliation of Derivative Fair Values and Gains/(Losses):

The notional amount of a derivative contract is a factor in determining periodic interest payments or cash flows received or paid. The notional amount of derivatives serves as a level of involvement in various types of derivatives. The notional amount does not represent the Company’s overall exposure to credit or market risk, generally, the exposure is significantly smaller.

The following table shows the notional balances and fair values (including net accrued interest) of the derivatives outstanding by derivative type at December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives designated as hedging instruments:
Interest rate swaps	$12,284	$—	$246	$—	$—	$—

Total derivatives designated as hedging relationships	12,284	—	246	—	—	—

Derivatives not designated as hedging instruments:
Interest rate caps/floors	3,140	2	—	3,399	11	—

Total derivatives not designated as hedging instruments	3,140	2	—	3,399	11	—

Total	$15,424	2	246	$3,399	11	—

Cash Collateral		—	(270)		—	—
Netting adjustments		24	24		—	—

Net amount presented in Balance Sheet		$26	$—		$11	$—

For the years ended December 31, 2015, 2014 and 2013, the Company recorded net losses on derivatives and hedging activities:

	2015	2014	2013
Derivatives designated as hedging instruments:
Interest rate swaps	$—	$—	$—

Total net gain (loss) related to fair value hedge ineffectiveness	—	—	—

Derivatives not designated as hedging instruments:
Economic hedges:
Interest rate caps/floors	(9)	(33)	22

Total net gains (losses) related to derivatives not designated as hedging instruments	(9)	(33)	22

Net gains (losses) on derivatives and hedging activities	$(9)	$(33)	$22

The following table shows the recorded net gains (losses) on derivatives and the related hedged items in fair value hedging relationships and the impact of those derivatives on the Company’s net interest income for the year ended December 31, 2015. No hedging relationships were outstanding during the years ended December 31, 2014 and 2013.

	December 31, 2015
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(242)	$242	$—	$(82)

Total	$(242)	$242	$—	$(82)